Leases	12 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Leases
10.
LEASES

The Company, as a lessee, has lease contracts for various items of property and vehicles used in its operations. Certain leases include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs.

Right-of-use assets

	Buildings	Vehicles	Other	Total
Cost
September 30, 2022	145,129	4,192	—	149,321
Additions	49,106	2,151	—	51,257
Derecognition on termination	(10,288)	(912)	—	(11,200)
Impact of foreign currency translation	(6,808)	1	—	(6,807)
September 30, 2023	177,139	5,432	—	182,571
Additions	81,869	3,363	11,312	96,544
Derecognition on termination	(6,721)	(791)	—	(7,512)
Impact of foreign currency translation	(6,243)	5	(502)	(6,740)
September 30, 2024	246,044	8,009	10,810	264,863

Accumulated depreciation
September 30, 2022	(34,628)	(1,171)	—	(35,799)
Depreciation	(32,069)	(1,197)		(33,266)
Derecognition on termination	7,507	517	—	8,024
Impact of foreign currency translation	1,454	—	—	1,454
September 30, 2023	(57,736)	(1,851)	—	(59,587)
Depreciation	(37,926)	(1,668)	(2,684)	(42,278)
Derecognition on termination	5,551	602	—	6,153
Impact of foreign currency translation	2,031	(4)	156	2,183
September 30, 2024	(88,080)	(2,921)	(2,528)	(93,529)

Net book value
September 30, 2023	119,403	3,581	—	122,984
September 30, 2024	157,964	5,088	8,282	171,334

Lease liabilities

	Buildings	Vehicles	Other	Total

September 30, 2022	113,453	3,029	—	116,482
Additions	45,865	2,549	—	48,414
Lease payments	(33,361)	(1,155)	—	(34,516)
Interest	5,631	90	—	5,721
Impact of foreign currency translation	(5,142)	(900)	—	(6,042)
September 30, 2023	126,446	3,613	—	130,059
Additions	79,705	3,166	12,840	95,711
Lease payments	(41,323)	(1,783)	(4,090)	(47,196)
Interest	8,066	181	1,155	9,402
Impact of foreign currency translation	(3,909)	6	—	(3,903)
September 30, 2024	168,985	5,183	9,905	184,073

Ancillary expense related to variable lease payments not included within the measurement of lease liabilities on a monthly basis are immaterial, accounting for approximately 10% or less of total lease payments for buildings. Refer to Note 6 – Financial risk management objectives and policies for disclosure of lease liability maturities.

The Company did not identify any significant variable lease payments that are not included in the lease liability for the years ended September 30, 2024, 2023 and 2022. Short term lease payments and payments on low value lease assets were not significant for the years ended September 30, 2024, 2023 and 2022.

For further detail with respect to the Company’s leases, refer to Note 3 – Accounting Policies and Note 30 – Related party disclosures.